Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

24.Revenue

Revenue consists of ASC 606 and ASC 842 revenue. The Group’s revenues, net of value-added tax, disaggregated by revenue source are as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management and technical support	23,164	5,196	10,206	1,459
Medical solution	178,442	99,158	70,239	10,044
Medical service	218,595	188,101	294,184	42,068
Medicine income	100,464	82,145	79,699	11,397
ASC 606 revenue	520,665	374,600	454,328	64,968
ASC 842 revenue:
Operating lease income*	13,371	6,719	3,159	452
Sales-type lease income*	3,366	2,637	3,026	432
Direct financing lease income*	—	—	—	—
ASC 842 revenue	16,737	9,356	6,185	884
Total revenue	537,402	383,956	460,513	65,852
*	Operating lease income, sales-type lease income and direct financing lease income were recognized under ASC 842, Leases.

Contract balance

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The Group merely incurs costs to obtain a contract with a customer. The Group presents any unconditional rights to consideration separately as a receivable. The Group has no contract assets as of December 31, 2024 and 2025, respectively.

The Group’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the Group’s products or services are delivered and are recorded as “Advances from customers” within “Accrued expenses and other liabilities” (note 17) on the consolidated balance sheets. Advance from customers amounted to RMB46,151 and RMB95,698 (US$13,685) as of December 31, 2024 and 2025, respectively. The amount of revenue recognized during the years ended December 31, 2023, 2024 and 2025 that was previously included in the contract liabilities balance as of December 31, 2022, 2023 and 2024 were RMB61,087, RMB28,013 and RMB19,192 (US$2,744), respectively.